Disclosure of detailed information about commodity price estimates (Details)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 1	2.20
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 2	76.42
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 3	70.25
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 4	2.54
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 5	74.68
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 6	70.25
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 7	2.88
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 8	74.38
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 9	70.31
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 10	3.24
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 11	77.16
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 12	72.84
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 13	3.47
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 14	79.88
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 15	75.61
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 16	3.58
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 17	82.53
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 18	78.31
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 19	3.66
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 20	86.14
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 21	81.93
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 22	3.73
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 23	89.76
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 24	85.54
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 25	3.80
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 26	92.57
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 27	88.35
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 28	3.88
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 29	94.43
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 30	90.22
Property And Equipment Disclosure Of Detailed Information About Commodity Price Estimates 31	2.00%